Research and Development Expenses - Schedule of Research and Development Expenses (Details) - Research and Development Expense [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Research and Development Expenses [Line Items]
Payroll and related benefits (including share-based compensation)	$ 5,634	$ 5,436	$ 5,395
Materials, subcontracted work and consulting	689	734	1,593
Clinical trials	355	181	436
Others	755	745	849
Total	$ 7,433	$ 7,096	$ 8,273